INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS

Intangible assets as of June 30, 2019 and December 31, 2018 consisted of the following:

	Estimated	June 30,	December 31,
	Useful Lives	2019	2018

Customer lists	3 years	$1,604,341	$1,604,341
Patents	3 years	1,818,740	1,818,740
Less: accumulated amortization		(713,142)	(142,628)
Intangible assets, net		$2,709,939	$3,280,453

Total amortization expense was $570,513 and $0 for the six months ended June 30, 2019 and 2018, respectively.

On October 15, 2018, the Company closed the Purchase and Sale Agreement with EZ-CLONE Enterprises, Inc., a California corporation that was founded in January 2000. The Company acquired 51% of EZ-CLONE for $2,040,000, payable as follows: (i) a cash payment of $645,000; and (ii) the issuance of 107,307,692 restricted shares of the Company’s common stock at a price of $0.013 per share or $1,395,000. The Company has the obligation to acquire the remaining 49% of EZ-CLONE within one year for $1,960,000, payable as follows: (i) a cash payment of $855,000; and (ii) the issuance of 85,000,000 shares of the Company’s common stock at a price of $0.013 per share or $1,105,000.

The fair value of the intellectual property associated with the assets acquired was $3,423,081 estimated by using a discounted cash flow approach based on future economic benefits. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

Intangible assets as of December 31, 2018 and 2017 consisted of the following:

	Estimated	December 31,	December 31,
	Useful Lives	2018	2017

Customer lists	3 years	$1,604,341	$-
Patents	3 years	1,818,740
Less: accumulated amortization		(142,628)	-
Intangible assets, net		$3,280,453	$-

Total amortization expense was $142,628 and $0 for the years ended December 31, 2018 and 2017, respectively.

On October 15, 2018, the Company closed the Purchase and Sale Agreement with EZ-Clone Enterprises, Inc., a California corporation that was founded in January 2000. The Company acquired 51% of EZ-Clone for $2,040,000, payable as follows: (i) a cash payment of $645,000; and (ii) the issuance of 107,307,692 restricted shares of the Company’s common stock at a price of $0.013 per share or $1,395,000. The Company has the obligation to acquire the remaining 49% of EZ-Clone within one year for $1,960,000, payable as follows: (i) a cash payment of $855,000; and (ii) the issuance of 85,000,000 shares of the Company’s common stock at a price of $0.013 per share or $1,105,000.

The fair value of the intellectual property associated with the assets acquired was $3,423,081 estimated by using a discounted cash flow approach based on future economic benefits. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.